PROVISION FOR CLOSURE AND RECLAMATION (Tables)	12 Months Ended
Dec. 31, 2023
PROVISION FOR CLOSURE AND RECLAMATION
Schedule of provisions for closure and reclamation

	Eskay	Snip	Total
Balance, December 31, 2021	$2,353	$2,798	$5,151
Change in estimate	1,162	(153)	1,009
Balance, December 31, 2022	$3,515	$2,645	$6,160
Change in estimate	6,910	510	7,420
Accretion	43	31	74
Balance, December 31, 2023	$10,468	$3,186	$13,654